RELATED PARTY TRANSACTIONS AND BALANCES (Details)				12 Months Ended													12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Changzhou Youze S&T Co., Ltd. USD ($)	Dec. 31, 2014 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2014 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2013 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2013 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2014 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2014 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2013 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2013 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2014 Jiuling USD ($)	Dec. 31, 2014 Jiuling Trina China USD ($)	Dec. 31, 2014 Jiuling Trina China CNY
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	$ 6,112,110															$ 13,374,246
Amount due to related parties	8,088,550	15,385,935															8,088,550
Due to related parties, noncurrent	1,993,790		1,993,790
Total price for wafer purchases				4,068,502	24,974,373	14,450,766	89,207,627	36,704,468	230,705,934								2,252,473	13,857,069
Total price for ingots sold					0	3,762,160	23,440,335	1,036,067	6,560,951
Total price for modules sold																	17,066,614	104,770,386
Prepayment for wafer slicing process service				6,112,110	37,400,000
Cost of wafer slicing process service				22,032,352	135,364,246	27,180,526	168,043,383
Payment for prepayment for wafer slicing process service				8,126,381	50,000,000
Total price of goods and equipment maintenance services purchased										$ 446,844	2,744,009	$ 487,808	3,029,559	$ 1,508,411	9,481,118